UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments July 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (82.0%)
	Australia (d) (3.3%)
	Airlines
5,468	Virgin Blue Holdings Ltd.	3,961

	Aluminum
21,028	Alumina Ltd. (e)	90,730

	Beverages: Alcoholic
28,866	Foster’s Group Ltd.	133,756

	Beverages: Non-Alcoholic
7,707	Coca-Cola Amatil Ltd.	55,498

	Biotechnology
4,077	CSL Ltd.	132,389

	Building Products
28,933	CSR Ltd. (e)	56,852

	Casino/Gaming
5,726	TABCORP Holdings Ltd.	46,281

	Chemicals: Major Diversified
7,255	Orica Ltd.	161,767

	Construction Materials
14,815	Boral Ltd. (e)	77,066

	Containers/Packaging
22,378	Amcor Ltd.	110,206

	Electric Utilities
10,523	Origin Energy Ltd.	156,536

	Engineering & Construction
3,397	Leighton Holdings Ltd. (e)	133,862

	Financial Conglomerates
2,956	Macquarie Group Ltd. (e)	139,720
7,797	Suncorp-Metway Ltd.	96,861
		236,581
	Food Retail
14,840	Woolworths Ltd.	348,547

	Gas Distributors
6,718	AGL Energy Ltd.	84,345

	Industrial Conglomerates
2,777	Ansell Ltd.	26,511
5,577	Wesfarmers Ltd. (e)	178,889
2,159	Wesfarmers Ltd. (PPS)	69,313
		274,713
	Investment Managers
18,805	AMP Ltd.	114,567

	Investment Trusts/Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities) (b) (d) (e)	78,481

	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	307,602
16,927	Commonwealth Bank of Australia	623,855
22,665	National Australia Bank Ltd.	516,148
23,934	Westpac Banking Corp. (e)	477,210
		1,924,815
	Major Telecommunications
30,491	Telstra Corp., Ltd.	128,200

	Medical/Nursing Services
2,044	Sonic Healthcare Ltd.	26,506

	Miscellaneous Commercial Services
13,997	Brambles Ltd.	107,605

	Multi-Line Insurance
24,017	Insurance Australia Group Ltd.	87,522

	Oil & Gas Production
7,292	Santos Ltd.	123,025
6,573	Woodside Petroleum Ltd.	328,912
		451,937
	Oil Refining/Marketing
6,150	Caltex Australia Ltd. (e)	68,541

	Other Metals/Minerals
56,957	BHP Billiton Ltd.	2,127,365
5,219	Rio Tinto Ltd.	602,617
		2,729,982
	Other Transportation
5,327	Asciano Group (Stapled Securities) (b) (e)	20,966
11,411	Transurban Group (Stapled Securities) (b) (e)	54,904
		75,870
	Precious Metals
6,023	Newcrest Mining Ltd.	167,291

	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.	208,771

	Publishing: Newspapers
14,003	Fairfax Media Ltd. (e)	35,894

	Pulp & Paper
12,093	PaperlinX Ltd.	21,914

	Real Estate Development
5,980	Lend Lease Corp., Ltd.	56,253

	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities) (b) (d) (e)	5,745

	Steel
14,839	BlueScope Steel Ltd.	161,013
10,251	OneSteel Ltd.	64,527
		225,540
	Trucking
5,468	Toll Holdings Ltd.	33,133
	Total Australia	8,651,657

	Belgium (d) (0.5%)
	Beverages: Alcoholic
1,613	InBev NV	108,591

	Chemicals: Specialty
1,069	Solvay S.A.	127,620

	Electronic Equipment/Instruments
2,156	Agfa Gevaert NV (a)	16,033

	Financial Conglomerates
27,028	Fortis	381,918

	Major Banks
14,761	Dexia S.A. (e)	201,309
2,030	KBC Groep NV	205,818
		407,127
	Major Telecommunications
2,310	Belgacom S.A.	90,730

	Metal Fabrications
131	Bekaert NV	19,899

	Other Metals/Minerals
2,270	Umicore	101,806

	Pharmaceuticals: Other
1,950	UCB S.A.	66,506
	Total Belgium	1,320,230

	Bermuda (0.4%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd. (d)	18,096

	Apparel/Footwear Retail
11,100	Esprit Holdings Ltd.	118,639

	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd. (d)	30,914

	Contract Drilling
4,600	Seadrill Ltd. (e)	138,221

	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	27,274

	Investment Banks/Brokers
269,063	REXCAPITAL Financial Holdings Ltd. (a) (d)	22,296

	Marine Shipping
58,065	NWS Holdings Ltd. (d)	124,527

	Other Transportation
100,000	Cosco Pacific Ltd.	174,979

	Real Estate Development
5,274	Kerry Properties Ltd.	27,825

	Specialty Stores
17,346	Chow Sang Sang Holdings International Ltd. (d)	16,764

	Water Utilities
649,821	China Water Affairs Group Ltd. (a) (d)	166,053

	Wholesale Distributors
69,220	Li & Fung Ltd. (Hong Kong)	235,081
	Total Bermuda	1,100,669

	Brazil (0.4%)
	Aerospace & Defense
8,547	Empresa Brasileira de Aeronautica S.A.	65,755

	Beverages: Alcoholic
393	Companhia de Bebidas das Americas	20,698

	Department Stores
9,000	Lojas Renner S.A.	176,346

	Food Retail
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR) (e)	18,436

	Food: Meat/Fish/Dairy
6,200	Perdigao S.A.	170,645

	Major Banks
10,300	Banco do Brasil S.A.	166,373

	Railroads
12,800	All America Latina Logistica (Units) (c)	166,875

	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	188,776
2,640	Cyrela Commercial Properties S.A.	18,524
		207,300
	Steel
1,212	Companhia Siderurgica Nacional S.A.	47,202

	Tobacco
1,171	Souza Cruz S.A.	33,329
	Total Brazil	1,072,959

	Cayman Islands (0.2%)
	Agricultural Commodities/Milling
52,650	Chaoda Modern Agriculture (Holdings) Ltd.	60,892

	Apparel/Footwear
28,000	Li Ning Co., Ltd.	68,166
98,900	Prime Success International Group Ltd.	50,327
		118,493
	Industrial Specialties
8,000	Kingboard Chemical Holdings Ltd. (d)	38,369

	Major Telecommunications
16,000	Hutchison Telecommunications International Ltd. (d)	20,978

	Other Transportation
109,000	Hopewell Highway Infrastructure Ltd. (d)	83,681

	Real Estate Development
87,843	Agile Property Holdings Ltd. (d)	81,660
44,000	China Resources Land Ltd.	57,880
82,000	New World China Land Ltd.	37,817
		177,357

	Trucks/Construction/Farm Machinery
71,000	China Infrastructure Machinery Holdings Ltd. (d)	57,480
	Total Cayman Islands	557,250

	China (d) (0.2%)
	Electrical Products
38,000	Harbin Power Equipment Co. Ltd. (H Shares)	59,248

	Engineering & Construction
160,000	China Communications Construction Co., Ltd. (H Shares)	297,864

	Other Transportation
116,940	Anhui Expressway Co., Ltd. (H Shares)	80,481
98,000	Zhejiang Expressway Co., Ltd. (H Shares)	67,784
		148,265
	Total China	505,377

	Denmark (d) (0.7%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	127,121

	Electrical Products
1,878	Vestas Wind Systems A/S (a)	246,893

	Major Banks
15,577	Danske Bank A/S	439,997

	Marine Shipping
41	A P Moller - Maersk A/S (B Shares)	476,310

	Pharmaceuticals: Major
8,332	Novo Nordisk A/S (B Shares)	530,068

	Telecommunication Equipment
7,769	GN Store Nord A/S (a)	39,044

	Trucking
2,250	DSV A/S	47,892
	Total Denmark	1,907,325

	Egypt (d) (0.1%)
	Engineering & Construction
2,528	Orascom Construction Industries	185,002
5,134	Orascom Hotels & Development (a)	49,418
	Total Egypt	234,420

	Finland (d) (1.4%)
	Building Products
448	Uponor Oyj (e)	6,736

	Electric Utilities
5,307	Fortum Oyj	234,514

	Engineering & Construction
2,755	Kone Oyj (B Shares)	82,989

	Food Retail
5,989	Kesko Oyj (B Shares)	165,394

	Industrial Machinery
8,263	Metso Oyj	296,595

	Information Technology Services
3,099	TietoEnator Oyj (e)	63,231

	Marine Shipping
649	Cargotec Corp. (B Shares)	21,434

	Oil Refining/Marketing
2,037	Neste Oil Oyj	49,208

	Other Metals/Minerals
2,897	Outokumpu Oyj	67,560

	Property - Casualty Insurers
5,097	Sampo Oyj (A Shares)	128,133

	Pulp & Paper
9,956	Stora Enso Oyj (Registered Shares)	89,815
8,623	UPM-Kymmene Oyj	136,320
		226,135
	Steel
1,336	Rautaruukki Oyj	50,391

	Telecommunication Equipment
75,168	Nokia Oyj	2,054,605

	Trucks/Construction/Farm Machinery
904	Wartsila Oyj	55,104
	Total Finland	3,502,029

	France (d) (8.0%)
	Advertising/Marketing Services
1,483	Publicis Groupe (e)	48,282

	Aerospace & Defense
2,692	Thales S.A.	151,951
290	Zodiac S.A. (e)	12,999
		164,950
	Apparel/Footwear
1,204	Hermes International (e)	191,126
6,894	LVMH Moet Hennessy Louis Vuitton S.A.	760,765
		951,891
	Auto Parts: O.E.M.
1,777	Valeo S.A.	57,221

	Automotive Aftermarket
1,604	Compagnie Generale des Etablissements Michelin (B Shares)	105,221

	Broadcasting
3,603	Societe Television Francaise 1 (e)	61,552

	Building Products
6,743	Compagnie de Saint-Gobain	419,153

	Chemicals: Specialty
6,073	Air Liquide S.A. (e)	796,779

	Construction Materials
687	Imerys S.A.	41,065
3,657	Lafarge S.A.	496,891
		537,956

	Department Stores
951	PPR	103,014

	Electrical Products
4,682	Schneider Electric S.A.	517,076

	Electronics/Appliances
3,682	Thomson	16,093

	Engineering & Construction
6,141	Bouygues S.A.	395,281
6,174	Vinci S.A.	348,763
		744,044
	Food Retail
8,710	Carrefour S.A.	443,059
1,372	Casino Guichard-Perrachon S.A. (e)	136,458
		579,517
	Food: Major Diversified
7,536	Groupe Danone	557,483

	Gas Distributors
12,869	Gaz de France (GDF)	804,230

	Hotels/Resorts/Cruiselines
4,992	Accor S.A.	332,660

	Household/Personal Care
1,008	L’Oreal S.A.	105,727

	Industrial Conglomerates
10,794	Alstom	1,216,132

	Information Technology Services
578	Atos Origin S.A. (a) (e)	33,314
3,456	Cap Gemini S.A.	221,756
		255,070
	Integrated Oil
50,901	Total S.A.	3,902,528

	Life/Health Insurance
1,666	CNP Assurances	185,559

	Major Banks
18,083	BNP Paribas	1,795,495
7,691	Societe Generale	716,065
		2,511,560
	Major Telecommunications
32,095	France Telecom S.A. (e)	1,019,051

	Media Conglomerates
13,317	Vivendi	556,612

	Medical Specialties
2,804	Essilor International S.A.	138,586

	Metal Fabrications
824	Vallourec S.A.	244,679

	Miscellaneous Commercial Services
2,570	Sodexho Alliance S.A.	167,438

	Motor Vehicles
1,825	PSA Peugeot Citroen	88,711
1,879	Renault S.A.	156,275
		244,986

	Multi-Line Insurance
23,796	Axa	702,837

	Office Equipment/Supplies
1,065	Neopost S.A. (e)	105,638

	Oilfield Services/Equipment
2,042	Technip S.A.	172,895

	Other Consumer Specialties
302	Societe BIC S.A.	15,366

	Packaged Software
1,269	Dassault Systemes S.A.	82,138

	Pharmaceuticals: Major
17,192	Sanofi-Aventis	1,206,521

	Publishing: Books/Magazines
2,865	Lagardere S.C.A.	156,899

	Regional Banks
9,750	Credit Agricole S.A.	208,914

	Telecommunication Equipment
37,920	Alcatel-Lucent	226,071
1,681	Safran S.A.	28,309
		254,380
	Water Utilities
9,411	Veolia Environnement	502,504
	Total France	20,753,142

	Germany (d) (5.1%)
	Air Freight/Couriers
9,262	Deutsche Post AG (Registered Shares)	217,541

	Airlines
2,914	Deutsche Lufthansa AG (Registered Shares)	66,851

	Apparel/Footwear
3,359	Adidas AG	206,271
155	Puma AG	50,119
		256,390
	Auto Parts: O.E.M.
1,688	Continental AG	190,383

	Chemicals: Major Diversified
12,016	BASF SE	761,899

	Chemicals: Specialty
1,550	Linde AG	214,038

	Department Stores
1,554	Arcandor AG (a)	17,989
3,747	Metro AG	211,672
		229,661
	Electric Utilities
9,156	E.ON AG	1,747,049
5,987	RWE AG	718,064
		2,465,113

	Engineering & Construction
832	Hochtief AG	64,895

	Financial Conglomerates
2,647	Hypo Real Estate Holding AG (e)	74,379

	Food: Specialty/Candy
5,747	Suedzucker AG (e)	100,536

	Hotel/Resorts/Cruiselines
2,559	TUI AG (a)	58,722

	Household/Personal Care
2,065	Beiersdorf AG (a)	133,163

	Industrial Conglomerates
2,209	MAN AG	222,759
11,479	Siemens AG (Registered Shares)	1,408,178
4,147	ThyssenKrupp AG	232,024
		1,862,961
	Industrial Machinery
1,357	Heidelberger Druckmaschinen AG (e)	24,946

	Investment Banks/Brokers
1,792	Deutsche Boerse AG	204,327

	Major Banks
7,407	Commerzbank AG	239,595
4,633	Deutsche Bank AG (Registered Shares)	430,319
689	Deutsche Postbank AG	48,828
		718,742
	Major Telecommunications
42,816	Deutsche Telekom AG (Registered Shares)	744,299

	Medical Distributors
2,241	Celesio AG	73,320

	Medical/Nursing Services
5,156	Fresenius Medical Care AG & Co. KGaA	285,051

	Motor Vehicles
10,517	Daimler AG (Registered Shares)	610,232
2,035	Volkswagen AG (e)	649,192
		1,259,424
	Multi-Line Insurance
4,513	Allianz SE (Registered Shares)	765,380
2,252	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	375,079
		1,140,459
	Packaged Software
20,403	SAP AG	1,180,941

	Pharmaceuticals: Major
724	Merck KGaA	87,526

	Pharmaceuticals: Other
1,282	Altana AG	20,166
10,871	Bayer AG	939,567
		959,733
	Semiconductors
5,977	Infineon Technologies AG (a)	45,181
	Total Germany	13,420,481

	Greece (d) (0.8%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	250,693

	Construction Materials
1,850	Titan Cement Company S. A.	73,154

	Major Banks
16,057	National Bank of Greece S.A.	765,073

	Regional Banks
13,941	Alpha Bank A.E.	411,020
7,118	EFG Eurobank Ergasias	176,379
13,650	Piraeus Bank S.A.	408,320
		995,719
	Total Greece	2,084,639

	Hong Kong (d) (1.2%)
	Airlines
12,000	Cathay Pacific Airways Ltd.	22,938

	Broadcasting
4,000	Television Broadcasts Ltd.	22,399

	Electric Utilities
19,804	CLP Holdings Ltd.	162,461
16,000	Hongkong Electric Holdings Ltd.	92,550
		255,011
	Engineering & Construction
28,732	New World Development Co., Ltd.	53,794

	Financial Conglomerates
15,020	Wharf (Holdings) Ltd. (The)	66,506

	Gas Distributors
53,838	Hong Kong & China Gas Co., Ltd.	118,863

	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	81,690
560,000	Guangdong Investment Ltd.	217,488
24,926	Hutchison Whampoa Ltd.	233,966
10,500	Swire Pacific Ltd. (Class A)	111,749
		644,893
	Investment Banks/Brokers
12,000	Hong Kong Exchanges & Clearing Ltd.	177,605

	Major Banks
19,353	Bank of East Asia, Ltd. (The)	93,267
43,000	BOC Hong Kong (Holdings) Ltd.	108,394
8,400	Hang Seng Bank Ltd.	165,129
		366,790
	Major Telecommunications
43,637	PCCW Ltd.	27,532

	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	62,653

	Railroads
17,212	MTR Corp., Ltd.	56,109

	Real Estate Development
18,000	Cheung Kong (Holdings) Ltd.	253,087
66,000	China Overseas Land & Investment Ltd.	117,698
66,500	Hang Lung Properties Ltd.	208,625
8,000	Henderson Land Development Co., Ltd.	49,517
8,000	Hopewell Holdings Ltd.	28,683
7,506	Hysan Development Co., Ltd.	21,431
15,059	Sino Land Co., Ltd.	30,159
24,000	Sun Hung Kai Properties Ltd.	358,082
		1,067,282
	Real Estate Investment Trusts
20,321	Link REIT (e)	45,549
	Total Hong Kong	2,987,924

	India (d) (0.3%)
	Electrical Products
8,544	Bharat Heavy Electricals Ltd.	331,421

	Engineering & Construction
23,500	IVRCL Infrastructures and Projects Ltd.	163,695

	Real Estate Development
56,431	Unitech Ltd.	214,324
	Total India	709,440

	Indonesia (d) (0.3%)
	Construction Materials
54,000	PT Indocement Tunggal Prakarsa Tbk	36,128

	Motor Vehicles
79,500	PT Astra International Tbk	196,250

	Regional Banks
1,248,000	PT Bank Central Asia Tbk	410,308
	Total Indonesia	642,686

	Italy (d) (0.3%)
	Life/Health Insurance
9,443	Assicurazioni Generali S.p.A.	327,909

	Major Banks
55,925	UniCredit S.p.A.	333,259
	Total Italy	661,168

	Japan (d) (h) (20.3%)
	Advertising/Marketing Services
1,150	Asatsu - DK Inc. (e)	31,260

	Agricultural Commodities/Milling
6,000	Nisshin Seifun Group Inc.	82,160

	Air Freight/Couriers
21,500	Nippon Express Co., Ltd.	97,813
7,035	Yamato Holdings Co., Ltd.	87,836
		185,649
	Airlines
24,000	Japan Airlines Corp. (a)	48,707

	Apparel/Footwear
4,546	Onward Holdings Co., Ltd. (e)	49,578
2,000	Wacoal Holdings Corp.	22,782
		72,360

	Apparel/Footwear Retail
2,100	Fast Retailing Co., Ltd. (e)	234,458
700	Shimamura Co., Ltd.	42,356
		276,814
	Auto Parts: O.E.M.
16,400	Denso Corp.	425,367
5,059	NGK Spark Plug Co., Ltd.	56,859
2,100	Stanley Electric Co., Ltd.	43,106
2,300	Toyota Industries Corp.	66,390
		591,722
	Automotive Aftermarket
22,400	Bridgestone Corp. (e)	364,186

	Beverages: Alcoholic
10,200	Asahi Breweries, Ltd.	190,918
22,051	Kirin Holdings Co., Ltd.	335,437
7,000	Sapporo Holdings Ltd.	49,919
4,000	Takara Holdings Inc. (e)	26,080
		602,354
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd. (e)	22,237

	Broadcasting
13	Fuji Television Network, Inc.	17,934
2,600	Tokyo Broadcasting System, Inc.	44,930
		62,864
	Building Products
6,162	JS Group Corp.	88,932
9,500	Nippon Sheet Glass Company, Ltd.	38,709
12,500	Toto Ltd. (e)	90,476
		218,117
	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.	53,385

	Chemicals: Major Diversified
31,000	Asahi Kasei Corp.	158,411
23,000	Mitsubishi Chemical Holdings Corp.	136,892
		295,303
	Chemicals: Specialty
5,000	Daicel Chemical Industries, Ltd.	29,326
11,546	Denki Kagaku Kogyo Kabushiki Kaisha	34,300
19,588	DIC, Inc.	52,288
3,608	JSR Corp.	64,044
7,000	Kaneka Corp.	43,158
9,056	Kuraray Co., Ltd.	98,005
15,099	Mitsubishi Rayon Co., Ltd. (e)	46,264
12,500	Mitsui Chemicals, Inc. (e)	59,780
9,397	Shin-Etsu Chemical Co., Ltd.	575,451
16,000	Showa Denko K.K.	40,706
33,000	Sumitomo Chemical Co., Ltd.	216,334
14,000	Tosoh Corp.	60,193
		1,319,849
	Commercial Printing/Forms
10,500	Dai Nippon Printing Co., Ltd.	144,415
11,000	Toppan Printing Co., Ltd.	113,848
		258,263
	Computer Processing Hardware
42,000	Fujitsu Ltd.	305,591

	Construction Materials
15,000	Taiheiyo Cement Corp.	29,752

	Containers/Packaging
4,817	Toyo Seikan Kaisha, Ltd.	86,796

	Department Stores
3,000	H20 Retailing Corp. (e)	19,398
9,387	Isetan Mitsukoshi Holdings Ltd. (a)	107,205
9,500	J. Front Retailing Co., Ltd.	51,526
10,707	Marui Group Co., Ltd. (e)	82,198
8,540	Takashimaya Co., Ltd. (e)	72,187
		332,514
	Electric Utilities
10,900	Chubu Electric Power Co., Inc.	261,187
16,700	Kansai Electric Power Co., Inc. (The)	387,814
6,500	Kyushu Electric Power Co., Inc.	136,784
12,500	Tohoku Electric Power Co., Inc.	277,031
19,600	Tokyo Electric Power Co., Inc. (The)	539,648
		1,602,464
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd.	10,950
6,000	Fujikura Ltd. (e)	26,960
17,500	Furukawa Electric Co., Ltd. (The)	83,544
700	Mabuchi Motor Co., Ltd.	36,269
7,500	Matsushita Electric Works, Ltd.	66,320
9,060	NGK Insulators, Ltd.	130,691
2,404	Nidec Corp.	170,410
16,700	Sumitomo Electric Industries, Ltd.	203,097
1,100	Ushio Inc.	16,888
		745,129
	Electronic Components
4,200	Alps Electric Co., Ltd. (e)	42,921
7,750	Citizen Holdings Co., Ltd. (e)	54,631
700	Hirose Electric Co., Ltd.	66,304
9,400	Hoya Corp.	191,770
2,800	Ibiden Co., Ltd.	81,460
4,600	Murata Manufacturing Co., Ltd.	189,343
6,500	Nippon Electric Glass Co., Ltd.	95,578
3,000	Taiyo Yuden Co., Ltd.	30,068
2,952	TDK Corp.	171,469
		923,544
	Electronic Equipment/Instruments
23,304	Canon Inc.	1,064,902
747	Keyence Corp.	161,418
10,530	Konica Minolta Holdings, Inc.	172,434
3,700	Kyocera Corp.	319,029
48,500	Matsushita Electric Industrial Co., Ltd.	1,027,468
52,552	Mitsubishi Electric Corp.	509,749
45,500	NEC Corp.	248,612
13,000	Oki Electric Industry Co., Ltd. (a) (e)	19,724
5,004	Omron Corp.	87,306
14,432	Ricoh Co., Ltd.	232,305
2,600	Seiko Epson Corp.	70,329
65,026	Toshiba Corp.	420,760
4,950	Yokogawa Electric Corp.	41,699
		4,375,735
	Electronic Production Equipment
5,150	Advantest Corp.(e)	105,277
5,700	Tokyo Electron Ltd.	319,888
		425,165
	Electronics/Appliance Stores
2,770	Yamada Denki Co., Ltd.	187,087

	Electronics/Appliances
9,150	Casio Computer Co., Ltd.	112,533
10,400	FUJIFILM Holdings Corp.	325,852
7,000	Nikon Corp. (e)	204,872
4,504	Pioneer Corp. (e)	35,085
45,000	Sanyo Electric Co., Ltd. (a) (e)	100,387
19,500	Sharp Corp.	270,979
17,196	Sony Corp.	647,662
		1,697,370
	Engineering & Construction
5,000	Chiyoda Corp. (e)	51,951
4,000	Comsys Holdings Corp. (e)	35,497
7,546	JGC Corp.	153,229
32,000	Kajima Corp. (e)	103,773
21,571	Obayashi Corp. (e)	92,088
7,000	Okumura Corp. (e)	26,333
21,000	Shimizu Corp. (e)	83,720
31,000	Taisei Corp.	75,205
		621,796
	Finance/Rental/Leasing
820	Acom Co., Ltd.	23,926
500	Aeon Credit Service Co., Ltd. (e)	6,371
600	Aiful Corp. (e)	6,263
1,800	Credit Saison Co., Ltd.	37,664
200	Mitsubishi UFJ Lease	8,734
260	Orix Corp.	39,352
1,050	Promise Co., Ltd. (e)	26,771
1,350	Takefuji Corp. (e)	18,548
		167,629
	Financial Conglomerates
249	Mizuho Financial Group, Inc.	1,192,367
26	SBI Holdings Inc. (e)	6,146
		1,198,513
	Food Retail
11,103	Aeon Co., Ltd.	134,704
1,852	FamilyMart Co., Ltd.	80,884
1,603	Lawson, Inc.	82,910
18,100	Seven & I Holdings Co., Ltd.	553,243
		851,741
	Food: Meat/Fish/Dairy
7,000	Meiji Dairies Corp.	35,850
6,000	Nippon Meat Packers, Inc.	94,957
3,200	Yakult Honsha Co., Ltd. (e)	91,557
		222,364
	Food: Specialty/Candy
17,000	Ajinomoto Co., Inc.	174,538
4,500	Kikkoman Corp.	55,610
7,000	Meiji Seika Kaisha, Ltd. (e)	32,858
2,100	Nissin Food Products Co., Ltd. (e)	68,746
4,000	Yamazaki Baking Co., Ltd.	45,887
		377,639
	Gas Distributors
34,000	Osaka Gas Co., Ltd.	122,562
39,000	Tokyo Gas Co., Ltd.	156,704
		279,266
	Home Building
3,956	Daito Trust Construction Co., Ltd.	180,483
21,000	Daiwa House Industry Co., Ltd. (e)	197,241
13,072	Sekisui Chemical Co., Ltd.	83,053
24,046	Sekisui House, Ltd. (e)	223,783
		684,560
	Household/Personal Care
14,500	Kao Corp.	375,866
8,500	Shiseido Company, Ltd. (e)	188,733
1,200	Unicharm Corp.	84,683
		649,282

	Industrial Conglomerates
75,000	Hitachi, Ltd.	536,847
28,500	Kawasaki Heavy Industries, Ltd. (e)	72,533
		609,380
	Industrial Machinery
7,553	Amada Co., Ltd.	51,285
4,500	Daikin Industries, Ltd.	190,780
4,750	Fanuc Ltd.	373,209
25,530	IHI Corp.	49,190
89,550	Mitsubishi Heavy Industries, Ltd.	390,379
1,705	SMC Corp.	169,702
10,000	Sumitomo Heavy Industries, Ltd.	62,736
1,300	THK Co., Ltd.	22,922
		1,310,203
	Industrial Specialties
30,500	Asahi Glass Co., Ltd.	337,407
4,800	Nitto Denko Corp.	137,304
		474,711
	Information Technology Services
1,900	CSK Holdings Corp. (e)	37,315
1,100	IT Holdings Corp. (a)	19,524
900	Itochu Techno-Solutions Corp.	25,078
3,050	Nomura Research Institute, Ltd.	68,194
33	NTT Data Corp.	135,923
240	OBIC Co., Ltd.	43,708
21,300	Softbank Corp. (e)	389,249
		718,991
	Internet Software/Services
393	Yahoo Japan Corp. (e)	149,748

	Investment Banks/Brokers
64,000	Daiwa Securities Group Inc.	552,841
6,500	Matsui Securities Co., Ltd. (e)	46,697
46,450	Nomura Holdings, Inc.	670,057
79	SBI E*TRADE Securities Co., Ltd.	59,533
21,000	Shinko Securities Co., Ltd.	68,050
		1,397,178
	Life/Health Insurance
2	Sony Financial Holdings Inc.	7,508
6,250	T&D Holdings, Inc.	392,953
		400,461
	Major Banks
37,000	Bank of Yokohama, Ltd. (The)	237,216
21,000	Chiba Bank, Ltd. (The)	140,105
17,623	Chuo Mitsui Trust Holdings, Inc.	108,700
22,000	Joyo Bank, Ltd. (The) (e)	103,084
218,260	Mitsubishi UFJ Financial Group, Inc.	1,923,162
123	Resona Holdings, Inc. (e)	176,017
30,500	Shinsei Bank, Ltd. (e)	104,926
19,000	Shizuoka Bank, Ltd. (The)	203,353
157	Sumitomo Mitsui Financial Group, Inc.	1,209,607
38,081	Sumitomo Trust & Banking Co., Ltd. (The)	259,950
		4,466,120
	Major Telecommunications
44	Nippon Telegraph & Telephone Corp.	223,044

	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd.	51,544
28,015	Nippon Yusen Kabushiki Kaisha	238,035
		289,579

	Medical Specialties
4,400	Olympus Corp. (e)	147,680
4,750	Terumo Corp.	244,624
		392,304
	Metal Fabrications
10,000	Minebea Co., Ltd.	52,796
46,000	Mitsubishi Materials Corp.	180,051
28,604	Mitsui Mining & Smelting Co. (e)	86,784
17,553	NSK Ltd.	144,892
13,051	NTN Corp.	81,297
		545,820
	Miscellaneous Commercial Services
6,285	Secom Co., Ltd.	288,869
1,030	USS Co., Ltd.	68,633
		357,502
	Miscellaneous Manufacturing
10,527	Ebara Corp. (e)	32,028
2,200	Kurita Water Industries Ltd.	69,824
		101,852
	Motor Vehicles
38,809	Honda Motor Co., Ltd.	1,240,804
57,505	Nissan Motor Co., Ltd.	442,179
62,555	Toyota Motor Corp.	2,687,967
1,100	Yamaha Motor Co., Ltd.	18,534
		4,389,484
	Movies/Entertainment
1,550	Oriental Land Co., Ltd.	96,965
2,450	TOHO Co., Ltd.	50,780
		147,745
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd. (e)	21,785

	Oil & Gas Production
13	INPEX Holdings Inc.	130,639

	Oil Refining/Marketing
38,000	Nippon Oil Corp.	239,057
5,000	Showa Shell Sekiyu K.K.	55,133
7,000	TonenGeneral Sekiyu K.K. (e)	59,158
		353,348
	Other Consumer Services
1,654	Benesse Corp.	72,009

	Other Metals/Minerals
14,595	Dowa Holdings Co., Ltd.	97,396
10,750	Nippon Mining Holdings, Inc.	64,897
24,500	Sumitomo Metal Mining Co., Ltd.	313,404
		475,697
	Other Transportation
3,000	Mitsubishi Logistics Corp. (e)	35,689

	Packaged Software
1,100	Fuji Soft Inc. (e)	18,085
1,050	Oracle Corp. Japan (e)	43,884
2,200	Trend Micro Inc. (e)	76,321
		138,290
	Personnel Services
1,000	Meitec Corp.	24,506

	Pharmaceuticals: Major
18,600	Takeda Pharmaceutical Co., Ltd.	988,030

	Pharmaceuticals: Other
11,100	Astellas Pharma Inc.	479,992
5,906	Chugai Pharmaceutical Co., Ltd. (e)	93,778
15,400	Daiichi Sankyo Co., Ltd.	459,016
5,203	Eisai Co., Ltd.	185,595
7,032	Kyowa Hakko Kogyo Co., Ltd	78,418
6,181	Shionogi & Co., Ltd.	120,738
3,959	Taisho Pharmaceutical Co., Ltd. (e)	81,839
		1,499,376
	Property - Casualty Insurers
1,000	Dai-Tokyo Fire & Marine	5,344
20,668	Millea Holdings, Inc.	771,343
1,000	Nippon Fire & Marine	7,994
23,000	Sompo Japan Insurance Inc.	227,802
		1,012,483
	Pulp & Paper
23	Nippon Paper Group, Inc. (e)	64,792
28,000	Oji Paper Co., Ltd. (e)	140,953
		205,745
	Railroads
34	Central Japan Railway Co.	345,455
83	East Japan Railway Co.	649,546
10,000	Keihin Electric Express Railway Co., Ltd. (e)	63,907
7,000	Keio Corp.	37,589
38,550	Kintetsu Corp. (e)	116,424
21,500	Tobu Railway Co., Ltd. (e)	97,516
23,000	Tokyu Corp.	126,197
14	West Japan Railway Co.	66,335
		1,502,969
	Real Estate Development
200	Aeon Mall Co., Ltd.	5,956
2,950	Leopalace21 Corp.	39,424
26,000	Mitsubishi Estate Co., Ltd.	622,964
18,500	Mitsui Fudosan Co., Ltd.	415,372
7,500	Sumitomo Realty & Development Co., Ltd.	152,823
7,000	Tokyo Tatemono Co., Ltd.	34,166
1,000	Tokyu Land Corp.	4,965
		1,275,670
	Real Estate Investment Trusts
2	Japan Prime Realty Investment Corp.	4,824
13	Japan Real Estate Investment Corp.	133,699
12	Japan Retail Fund Investment Corp.	61,243
17	Nippon Building Fund Inc.	200,919
1	Nomura Real Estate Office	7,493
		408,178
	Recreational Products
2,300	Konami Corp.	72,584
1,908	Nintendo Co., Ltd.	920,076
2,350	Shimano Inc.	108,590
3,200	Yamaha Corp.	65,796
		1,167,046
	Regional Banks
9,500	77 Bank, Ltd. (The)	56,832
9,000	Bank of Kyoto, Ltd. (The)	93,565
18,000	Fukuoka Financial Group, Inc.	75,332
1,000	Gunma Bank Ltd. (The)	6,214
1,000	Hachijuni Bank Ltd.	6,392
1,000	Hiroshima Bank Ltd.	4,096
35,000	Hokuhoku Financial Group, Inc.	89,772
17,000	Nishi-Nippon City Bank, Ltd. (The)	49,023
1	Sapporo Hokuyo Holdings	6,232
1,000	Suruga Bank Ltd.	12,463
		399,921

	Semiconductors
1,300	NEC Electronics Corp. (a) (e)	34,849
3,605	Rohm Co., Ltd.	204,370
4,000	Sanken Electric Co., Ltd	21,572
		260,791
	Specialty Insurance
10,300	Mitsui Sumitomo insurance Group Holdings, Inc. (a)	339,287

	Specialty Stores
2,000	Shimachu Co., Ltd.	48,731
4,000	UNY Co., Ltd.	41,673
		90,404
	Steel
8,300	JFE Holdings, Inc.	400,844
42,000	Kobe Steel, Ltd.	118,009
108,108	Nippon Steel Corp.	614,542
65,000	Sumitomo Metal Industries, Ltd.	310,796
		1,444,191
	Textiles
3,571	Nisshinbo Industries, Inc.	43,030
20,608	Teijin Ltd. (e)	61,816
31,000	Toray Industries, Inc. (e)	154,113
		258,959
	Tobacco
97	Japan Tobacco Inc.	453,898

	Trucks/Construction/Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd.	25,966
27,300	Komatsu Ltd.	672,948
38,000	Kubota Corp.	240,072
		938,986
	Wholesale Distributors
38,051	Itochu Corp.	373,218
55,550	Marubeni Corp.	404,554
35,100	Mitsubishi Corp.	1,017,882
43,000	Mitsui & Co., Ltd.	893,010
25,800	Sumitomo Corp.	346,984
		3,035,648
	Wireless Telecommunications
57	NTT DoCoMo, Inc.	91,881
	Total Japan	52,848,715

	Luxembourg (0.6%)
	Oilfield Services/Equipment
4,900	Acergy S.A. (d)	82,405
6,660	Prosafe SE (e)	57,966
		140,371
	Steel
16,274	ArcelorMittal	1,440,572
	Total Luxembourg	1,580,943

	Malaysia (0.1%)
	Engineering & Construction
123,700	IJM Corp. Berhad (d)	207,333

	Mexico (0.2%)
	Discount Stores
50,850	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	206,870

	Home Building
2,600	Desarrolladora Homex S.A.B. de C.V. (ADR) (a) (e)	145,340
14,300	Urbi, Desarrollos Urbanos, S.A.B. de C.V. (a)	47,364
		192,704
	Real Estate Development
28,100	Corporacion GEO, S.A.B. de C.V. (Series B) (a)	102,729
	Total Mexico	502,303

	Netherlands (2.2%)
	Aerospace & Defense
6,301	European Aeronautic Defence and Space Co. (d) (e)	118,408

	Air Freight/Couriers
10,856	TNT N.V. (d) (e)	379,343

	Beverages: Alcoholic
15,986	Heineken N.V. (d) (e)	743,528

	Chemicals: Major Diversified
2,172	Koninklijke DSM N.V. (d) (e)	131,676

	Construction Materials
11,841	James Hardie Industries N.V. (CDI)	50,915

	Electronic Equipment/Instruments
1,904	Oce N.V. (d) (e)	18,048

	Electronic Production Equipment
7,186	ASML Holding N.V. (d)	165,039

	Financial Conglomerates
24,410	ING Groep N.V. (Dutch Certificates) (d) (e)	797,963

	Food: Major Diversified
32,761	Unilever N.V. (Share Certificates) (d)	905,637

	Industrial Conglomerates
15,763	Koninklijke (Royal) Philips Electronics N.V. (d)	523,081

	Industrial Specialties
3,840	Akzo Nobel N.V. (d)	219,252

	Life/Health Insurance
33,625	Aegon N.V. (d)	394,737

	Major Telecommunications
29,992	Koninklijke (Royal) KPN N.V. (d) (e)	522,532

	Medical Specialties
2,141	Qiagen N.V. (a) (d)	40,877

	Oilfield Services/Equipment
1,440	Furgo N.V. (Share Certificates) (d)	102,125
3,745	SBM Offshore N.V. (d)	83,726
		185,851
	Personnel Services
395	Randstad Holding NV (d)	11,147

	Publishing: Books/Magazines
7,833	Reed Elsevier N.V. (d)	129,279
5,124	Wolters Kluwer N.V. (d)	118,951
		248,230

	Semiconductors
15,686	STMicroelectronics N.V. (d) (e)	172,773
	Total Netherlands	5,629,037

	Norway (d) (1.5%)
	Chemicals: Agricultural
10,023	Yara International ASA (e)	713,220

	Engineering & Construction
4,240	Aker Solutions ASA	100,141

	Financial Conglomerates
8,333	DnB NOR ASA	106,431

	Food: Specialty/Candy
44,770	Orkla ASA	567,512

	Industrial Conglomerates
23,128	Norsk Hydro ASA	290,936

	Integrated Oil
49,877	StatoilHydro ASA	1,620,465

	Major Telecommunications
22,491	Telenor ASA	339,863

	Marine Shipping
6,660	Prosafe Production	27,947

	Miscellaneous Manufacturing
515	Tomra Systems ASA	3,570

	Telecommunication Equipment
6,311	Tandberg ASA (e)	110,294
	Total Norway	3,880,379

	Philippines (d) (0.1%)
	Financial Conglomerates
2,962	Ayala Corp.	19,578

	Real Estate Development
1,062,080	Ayala Land, Inc.	233,809
	Total Philippines	253,387

	Poland (d) (0.5%)
	Aluminum
118	Grupa Kety S.A.	4,575

	Information Technology Services
1,334	Assesco Poland S.A.	38,378

	Major Telecommunications
23,919	Telekomunikacja Polska S.A.	264,706

	Oil Refining/Marketing
10,347	Polski Koncern Naftowy Orlen S.A. (a)	182,732

	Other Metals/Minerals
2,914	KGHM Polska Miedz S.A.	119,488

	Publishing: Newspapers
1,275	Agora S.A.	21,262

	Regional Banks
3,839	Bank Pekao S.A.	349,842
904	Bank Zachodni WBK S.A.	70,578
12,956	Powszechna Kasa Oszczednosci Bank Polski S.A.	326,518
		746,938
	Total Poland	1,378,079

	Portugal (d) (0.3%)
	Cable/Satellite Tv
9,953	Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A. (e)	95,845

	Electric Utilities
25,212	Energias de Portugal, S.A.	137,574

	Major Telecommunications
22,173	Portugal Telecom, SGPS, S.A. (Registered Shares)	242,211

	Other Transportation
13,568	Brisa	137,565

	Regional Banks
59,266	Banco Comercial Portugues, S.A. (Registered Shares)	105,672
	Total Portugal	718,867

	Russia (0.2%)
	Electric Utilities
470	RAO Unified Energy System of Russia (Registered GDR) (a)	51,671

	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (ADR) (e)	165,410

	Steel
6,900	Cherepovets Mk Severstal (Registered GDR)	131,551
3,500	Novolipetsk Steel (Registered GDR)	154,621
		286,172
	Total Russia	503,253

	Singapore (d) (2.3%)
	Aerospace & Defense
61,334	Singapore Technologies Engineering Ltd.	123,460

	Air Freight/Couriers
69,000	Singapore Post Ltd.	52,414

	Airlines
24,267	Singapore Airlines Ltd.	267,109

	Electronic Components
12,696	Venture Corp., Ltd.	99,495

	Hospital/Nursing Management
28,000	Parkway Holdings Ltd.	40,802

	Industrial Conglomerates
62,000	Fraser & Neave Ltd.	200,013
50,000	Keppel Corp. Ltd. (e)	384,628
		584,641
	Investment Banks/Brokers
35,479	Singapore Exchange Ltd. (e)	175,632

	Major Banks
48,393	DBS Group Holdings Ltd.	675,899
110,078	Oversea-Chinese Banking Corp., Ltd.	676,042
		1,351,941
	Major Telecommunications
322,600	Singapore Telecommunications Ltd.	842,155

	Marine Shipping
35,000	Neptune Orient Lines Ltd. (e)	71,652

	Miscellaneous Commercial Services
15,946	Raffles Education Corp., Ltd.	13,367

	Other Transportation
87,068	ComfortDelGro Corp., Ltd.	99,583

	Publishing: Newspapers
68,328	Singapore Press Holdings Ltd. (e)	201,075

	Real Estate Development
55,000	Capitaland Ltd.	227,915
24,455	City Developments Ltd.	202,372
17,000	Keppel Land Ltd.	60,424
11,000	Singapore Land Ltd.	51,777
27,673	UOL Group Ltd.	68,059
		610,547
	Real Estate Investment Trusts
45,000	Ascendas Real Estate Investment Trust	75,388
39,700	CapitaMall Trust (e)	86,749
4,800	K-REIT Asia	4,944
		167,081
	Regional Banks
51,489	United Overseas Bank Ltd.	731,073

	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	114,761

	Trucks/Construction/Farm Machinery
38,000	Cosco Corp Ltd.	84,517
38,511	SembCorp Industries Ltd.	126,645
36,400	SembCorp Marine Ltd.	110,979
		322,141
	Total Singapore	5,868,929

	South Africa (d) (0.0%)
	Pulp & Paper
4,693	Mondi Ltd.	28,206

	South Korea (0.0%)
	Electrical Products
720	Doosan Heavy Industries and Construction Co., Ltd. (d)	70,341

	Spain (d) (3.6%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A. (e)	115,876

	Broadcasting
1,557	Antena 3 de Television S.A. (e)	13,086

	Electric Utilities
50,780	Iberdola S.A.	689,537
5,430	Union Fenosa S.A.	145,481
		835,018

	Engineering & Construction
398	Acciona S.A. (e)	83,649
3,480	ACS, Actividades de Construccion y Servicios, S.A. (e)	171,013
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A. (e)	27,565
395	Fomento de Construcciones y Contratas S.A. (e)	20,758
888	Grupo Ferrovial, S.A. (e)	44,773
		347,758
	Gas Distributors
15,412	Gas Natural SDG, S.A.	748,780

	Information Technology Services
762	Indra Sistemas, S.A. (e)	20,318

	Integrated Oil
12,776	Repsol YPF, S.A.	428,990

	Major Banks
66,909	Banco Bilbao Vizcaya Argentaria, S.A.	1,224,007
129,630	Banco Santander S.A. (e)	2,501,381
		3,725,388
	Major Telecommunications
106,771	Telefonica S.A.	2,781,526

	Other Transportation
4,825	Abertis Infraestructuras S.A. (e)	102,274

	Real Estate Development
891	Sacyr Vallehermoso S.A. (e)	17,987

	Regional Banks
17,186	Banco Popular Espanol S.A. (e)	188,181

	Steel
2,621	Acerinox, S.A. (e)	51,667
	Total Spain	9,376,849

	Sweden (d) (2.3%)
	Advertising/Marketing Services
3,361	Eniro AB (e)	13,419

	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares)	407,074

	Broadcasting
1,578	Modern Times Group AB (B Shares) (e)	88,772

	Electronics/Appliances
4,900	Electrolux AB (B Shares) (e)	58,976

	Engineering & Construction
10,253	Skanska AB (B Shares)	132,102

	Household/Personal Care
14,058	Svenska Cellulosa AB (B Shares)	159,041

	Industrial Machinery
2,000	Alfa Laval AB	31,132
8,617	Assa Abloy AB (B Shares) (e)	117,485
13,820	Atlas Copco AB (A Shares)	214,086
12,644	Atlas Copco AB (B Shares)	177,680
20,745	Sandvik AB (e)	272,358
		812,741

	Major Banks
11,131	Skandinaviska Enskilda Banken AB (A Shares)	230,108
18,472	Svenska Handelsbanken AB (A Shares)	470,472
		700,580
	Major Telecommunications
3,205	Tele2 AB (B Shares) (e)	56,022
38,848	TeliaSonera AB	295,779
		351,801
	Medical Specialties
6,560	Getinge AB (B Shares)	152,448

	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares)	18,510
2,000	Securitas Systems AB	3,620
		22,130
	Oil & Gas Production
10,515	Lundin Petroleum AB (a)	138,808

	Pulp & Paper
1,250	Holmen AB (B Shares) (e)	36,670

	Regional Banks
65,679	Nordea Bank AB	936,588

	Steel
3,977	SSAB Svenskt Stal AB (Series A)	109,417

	Telecommunication Equipment
95,839	Telefonaktiebolaget LM Ericsson (B Shares)	1,004,322

	Tobacco
17,513	Swedish Match AB	347,009

	Tools/Hardware
4,900	Husqvarna AB (B Shares) (e)	40,523

	Trucks/Construction/Farm Machinery
14,085	Volvo AB (A Shares) (e)	161,548
22,350	Volvo AB (B Shares)	269,399
		430,947
	Total Sweden	5,943,368

	Switzerland (6.8%)
	Biotechnology
711	Lonza Group AG (Registered Shares) (d)	103,313

	Building Products
980	Geberit AG (Registered Shares) (d)	124,938
2,041	Schindler Holding AG (Participation Certificates) (d)	139,505
		264,443
	Chemicals: Agricultural
3,047	Syngenta AG (Registered Shares) (d)	888,153

	Chemicals: Specialty
1,354	Ciba Holding AG (d)	35,206

	Computer Peripherals
4,800	Logitech Intenational S.A. (Registered Shares) (a) (d)	127,152

	Construction Materials
4,299	Holcim Ltd. (Registered Shares) (d)	306,283

	Electronic Equipment/Instruments
984	Kudelski S.A. (Bearer Shares) (d)	12,776

	Financial Conglomerates
30,912	UBS AG (Registered Shares) (d)	591,509

	Food: Major Diversified
93,140	Nestle S.A. (Registered Shares) (d)	4,081,919

	Household/Personal Care
127	Givaudan S.A. (Registered Shares) (d)	103,468

	Industrial Conglomerates
49,661	ABB Ltd. (Registered Shares) (d)	1,308,612
14,900	ABB Ltd.(Sponsored ADR)	390,678
146	OC Oerlikon Corp. AG (Registered Shares) (a) (d)	35,706
		1,734,996
	Investment Banks/Brokers
2,821	Julius Baer Holding AG B (d)	179,984

	Major Banks
21,526	Credit Suisse Group (Registered Shares) (d)	1,080,644

	Major Telecommunications
452	Swisscom AG (Registered Shares) (d)	145,869

	Medical Specialties
4,991	Nobel Biocare Holding AG (Registered Shares) (d)	153,516
452	Straumann Holding AG (Registered Shares) (d)	105,516
		259,032
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares) (d)	30,917

	Multi-Line Insurance
2,335	Zurich Financial Services AG (Registered Shares) (d)	613,482

	Other Consumer Specialties
21,255	Compagnie Financiere Richemont AG (Series A) (Units) (d)	1,275,447
2,445	Swatch Group AG (Bearer Shares) (d)	566,324
1,148	Swatch Group AG (Registered Shares) (d)	50,212
		1,891,983
	Personnel Services
238	Adecco S.A. (Registered Shares) (d)	10,872

	Pharmaceuticals: Major
40,497	Novartis AG (Registered Shares) (d)	2,400,463
12,181	Roche Holding AG (d)	2,249,447
		4,649,910
	Property - Casualty Insurers
9,732	Swiss Re (Registered Shares) (d)	604,382
	Total Switzerland	17,716,293

	Turkey (d) (0.5%)
	Banking
17,678	Asya Katilim Bankasi	44,968
9,900	Turkiye Halk Bankasi	67,054
		112,022
	Beverages: Alcoholic
807	Anadolu Efes Biracilik ve Malt Sanayii A.S.	9,081

	Construction
1,077	Enka Insaat ve Sanayi	12,591

	Financial Conglomerates
14,100	Haci Omer Sabanci Holding A.S.	70,235

	Financial Services
4,600	Tekfen Holding A.S.	31,811

	Food Retail
2,801	Migros Turk T.A.S.	49,149

	Industrial Specialties
17,573	Trakya Cam Sanayii A.S.	23,407
0	Turk Sise ve Cam Fabrikalari A.S.	0
		23,407
	Motor Vehicles
11,547	Koc Holding A.S. (a)	46,246

	Oil Refining/Marketing
3,603	Tupras-Turkiye Petrol Rafinerileri A.S.	97,677

	Publishing: Newspapers
0	Dogan Yayin Holding A.S. (a)	0

	Real Estate Development
644	Is Gayrimenkul Yatirim Ortakligi A.S.	616

	Regional Banks
24,864	Akbank T.A.S.	138,687
56,023	Turkiye Garanti Bankasi A.S.	186,871
27,830	Turkiye Is Bankasi	128,925
24,184	Turkiye Vakiflar Bankasi T.A.O. (D Shares) (Units)	48,833
24,297	Yapi ve Kredi Bankasi A.S. (a)	55,394
		558,710
	Reit - Retail
303	Bim Birlesik Magazalar A	11,402

	Steel
10,537	Eregli Demir ve Celik Fabrikalari T.A.S.	87,353

	Telecommunications
16,400	Turk Telekomunikasyon A.S.	60,017

	Wireless Telecommunications
18,343	Turkcell Iletisim Hizmetleri A.S.	141,528
	Total Turkey	1,311,845

	United Kingdom (d) (h) (17.4%)
	Advertising/Marketing Services
39,765	WPP Group PLC	378,490
12,062	Yell Group PLC	16,678
		395,168
	Aerospace & Defense
74,486	BAE Systems PLC	662,423
26,198	Cobham PLC	104,708
12,511	Meggitt PLC	48,688
43,986	Rolls-Royce Group PLC (a)	309,820
		1,125,639
	Airlines
14,329	British Airways PLC (a) (e)	71,677

	Apparel/Footwear
15,118	Burberry Group PLC	134,239

	Auto Parts: O.E.M.
10,171	GKN PLC	42,701
2,453	TI Automotive Ltd. (A Shares) (a)	0
		42,701
	Beverages: Alcoholic
68,255	Diageo PLC	1,187,197
5,160	SABMiller PLC	107,064
		1,294,261
	Broadcasting
103,091	ITV PLC	86,289

	Cable/Satellite Tv
28,926	British Sky Broadcasting Group PLC	259,096

	Casino/Gaming
14,030	Ladbrokes PLC	69,588
10,233	William Hill PLC	63,381
		132,969
	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	46,472

	Chemicals: Major Diversified
3,408	Johnson Matthey PLC	112,041

	Containers/Packaging
10,347	Rexam PLC	77,366

	Department Stores
21,582	Marks & Spencer Group PLC	110,192
3,491	Next PLC	65,610
		175,802
	Electric Utilities
4,096	International Power PLC	33,314
61,833	National Grid PLC	814,895
19,704	Scottish & Southern Energy PLC	545,400
1,877	UTD Utilities PLC	25,791
2,429	UTD Utilities PLC (B Shares)	8,185
		1,427,585
	Electronics/Appliance Stores
26,580	DSG International PLC (e)	23,420
4,063	Kesa Electricals PLC	12,035
		35,455
	Engineering & Construction
6,913	AMEC PLC	115,463
12,504	Balfour Beatty PLC	97,591
		213,054
	Financial Conglomerates
94,210	Lloyds TSB Group PLC	549,983

	Financial Publishing/Services
4,364	Thomson Reuters PLC	117,585

	Food Retail
26,917	Sainsbury (J) PLC	167,865
145,756	Tesco PLC	1,035,638
		1,203,503
	Food: Major Diversified
27,979	Unilever PLC	766,247

	Food: Specialty/Candy
27,159	Cadbury PLC	320,666
14,837	Tate & Lyle PLC	114,354
		435,020
	Gas Distributors
52,286	Centrica PLC	324,533

	Home Building
3,603	Barratt Developments PLC (e)	6,704
1,777	Berkeley Group Holdings PLC (The) (Units) (c)	25,184
3,901	Persimmon PLC	22,052
17,270	Taylor Wimpey PLC	13,404
		67,344
	Home Improvement Chains
16,731	Kingfisher PLC	38,891

	Hotels/Resorts/Cruiselines
4,156	Carnival PLC	145,129
8,641	InterContinental Hotels Group PLC	113,004
		258,133
	Household/Personal Care
22,179	Reckitt Benckiser Group PLC	1,212,261

	Industrial Conglomerates
8,414	Smiths Group PLC	173,400
22,022	Tomkins PLC	53,731
		227,131
	Information Technology Services
5,721	Invensys PLC (a)	31,851
25,495	LogicaCMG PLC	53,164
15,724	Misys PLC	53,215
		138,230
	Integrated Oil
69,084	BG Group PLC	1,560,894
360,611	BP PLC	3,703,842
77,061	Royal Dutch Shell PLC (A Shares)	2,745,203
53,836	Royal Dutch Shell PLC (B Shares)	1,896,398
		9,906,337
	Investment Banks/Brokers
3,493	Close Brothers Group PLC	41,031
1,519	ICAP PLC	14,970
869	London Stock Exchange Group PLC	14,144
		70,145
	Investment Managers
6,149	3i Group PLC	109,183
34,340	Man Group PLC	414,819
2,418	Schroders PLC	46,113
		570,115
	Life/Health Insurance
62,385	Aviva PLC	618,996
49,144	Friends Provident PLC	81,999
45,244	Prudential PLC	485,209
		1,186,204
	Major Banks
97,155	Barclays PLC	652,463
56,260	HBOS PLC	322,912
187,624	HSBC Holdings PLC (Registered Shares)	3,104,288
224,859	Royal Bank of Scotland Group PLC	940,944
11,161	Standard Chartered PLC	339,287
		5,359,894
	Major Telecommunications
169,640	BT Group PLC	570,390

	Medical Specialties
25,628	Smith & Nephew PLC	273,286

	Metal Fabrications
739	Melrose PLC	2,326

	Miscellaneous Commercial Services
10,545	BBA Aviation PLC	25,579
10,926	Experian Group Ltd.	84,369
4,556	G4S PLC	17,344
5,673	Rentokil Initial PLC	7,497
1,852	Serco Group PLC	15,023
		149,812
	Miscellaneous Manufacturing
9,990	IMI PLC	86,560

	Multi-Line Insurance
160,135	Legal & General Group PLC	307,944

	Other Metals/Minerals
26,476	Anglo American PLC	1,517,841
42,834	BHP Billiton PLC	1,429,440
19,669	Rio Tinto PLC	2,062,715
13,270	Xstrata PLC	951,288
		5,961,284
	Other Transportation
3,603	Arriva PLC	49,638
9,153	FirstGroup PLC	93,489
9,091	Stagecoach Group PLC	50,877
		194,004
	Packaged Software
33,514	Sage Group PLC (The)	129,256

	Personnel Services
1,773	Capita Group PLC	24,143
4,987	Hays PLC	7,886
		32,029
	Pharmaceuticals: Major
24,411	AstraZeneca PLC	1,183,233
91,811	GlaxoSmithKline PLC	2,137,452
		3,320,685
	Publishing: Books/Magazines
14,187	Pearson PLC	181,823
19,408	Reed Elsevier PLC	220,599
		402,422
	Publishing: Newspapers
6,397	Daily Mail and General Trust PLC	39,940
5,167	United Business Media	57,579
		97,519
	Pulp & Paper
9,123	Bunzl PLC	113,845
11,731	Mondi PLC	58,194
		172,039
	Railroads
3,313	National Express Group PLC	63,677

	Restaurants
50,235	Compass Group PLC	361,753
6,319	Punch Taverns PLC	31,744
4,727	Whitbread PLC	103,349
		496,846

	Retail - Specialty
17,719	Enterprise Inns PLC	107,836

	Semiconductors
30,903	ARM Holdings PLC	58,260
2,965	CSR PLC (a)	16,840
		75,100
	Specialty Stores
7,209	Galiform PLC (a)	4,425
22,954	Signet Group PLC	22,735
		27,160
	Tobacco
29,959	British American Tobacco PLC	1,080,814
13,854	Imperial Tobacco Group PLC	517,806
		1,598,620
	Utilities
6,619	Severn Trent PLC	173,670

	Wholesale Distributors
16,483	Electrocomponents PLC	50,343
13,399	Wolseley PLC	89,977
		140,320
	Wireless Telecommunications
1,053,689	Vodafone Group PLC	2,829,151
	Total United Kingdom	45,273,306

	United States (0.1%)
	Beverages: Non-Alcoholic
0	Dr Pepper Snapple Group Inc.	7

	Medical Specialties
2,107	Synthes, Inc. (d)	291,228
	Total United States	291,235

	Total Common Stocks (Cost $183,565,636)	213,494,064

	Preferred Stocks (1.5%)
	Brazil (1.2%)
	Beverages: Alcoholic
1,976	Companhia de Bebidas das Americas	117,074

	Containers/Packaging
10,439	Klabin S.A.	36,390

	Electric Utilities
1,934	Centrais Eletricas Brasileiras S.A. (Class B)	32,610
2,608	Companhia Energetica de Minas Gerais	62,041
		94,651
	Food: Meat/Fish/Dairy
29,514	Sadia S.A.	215,000

	Integrated Oil
38,858	Petroleo Brasileiro S.A.	885,177

	Major Telecommunications
3,386	Brasil Telecom Participacoes S.A.	52,099

	Miscellaneous Commercial Services
229	Contax Participacoes S.A.	5,800

	Pulp & Paper
5,557	Aracruz Celulose S.A. (B Shares)	38,317
905	Votorantim Celulose S.A.	21,893
		60,210
	Regional Banks
9,554	Banco Bradesco S.A.	201,890
16,681	Banco Itau Holding Financeira S.A.	353,993
750	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) (e)	98,722
		654,605
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	17,099
5,178	Tele Norte Leste Participacoes S.A.	122,318
		139,417
	Steel
21,655	Companhia Vale do Rio Doce (Class A)	562,563
10,110	Gerdau S.A.	218,040
2,620	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	113,428
		894,031
	Wireless Telecommunications
4,809	Vivo Participacoes S.A.	27,326
	Total Brazil	3,181,780

	Germany (0.3%)
	Electric Utilities
490	RWE AG NV (d)	47,061

	Household/Personal Care
2,299	Henkel AG & Co. KGaA - Vorzug (d)	91,523

	Motor Vehicles
1,712	Porsche Automobil Holding SE (d)	258,114
1,213	Volkswagen AG (d)	189,564
		447,678
	Total Germany	586,262

	Japan (0.0%)
	Beverages: Non-Alcoholic
509	ITO EN, Ltd.	5,334

	Total Preferred Stocks (Cost $3,352,387)	3,773,376

	Rights (0.0%)
	France (0.0%)
	Electric Utilities
13	Suez Environment S.A.	96,948

	Japan (0.0%)
	Other Metals/Minerals
22	Rolls Royce Group	0

	Total Rights (Cost $0)	96,948

NUMBER OF
SHARES (000)
	Short-Term Investments (13.7%)
	Securities held as Collateral on Loaned Securities (e) (6.1%)
	Repurchase Agreements (1.0%)
518	ABN Amro Bank N.V. (2.44%, dated 07/31/08, due 08/01/08; proceeds $280,677; fully collateralized by Collateralized Mortgage Obligations at the date of this Portfolio of Investment as follows: Wachovia Bank Commercial Mortgage Trust 5.42% due 01/15/45; valued at $543,047)		517,897
589	Banc of America Securities LLC (2.44% dated 07/31/08, due 08/01/08; proceeds $319,169; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Alcoa, Inc.; valued at $617,521)		588,921
785	Lehman Brothers Co. (2.39% dated 07/31/08, due 08/01/08; proceeds $425,557; fully collateralized by Municipal Bond at the date of this Portfolio of Investment as follows: Oakland County 6.25% due 04/01/22 - 04/01/27; valued at $795,851)		785,228
589	Merrill Lynch Co., (2.34% dated 07/31/08, due 08/01/08; proceeds $319,167; fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Ahold Finance USA 6.85% due 05/01/29; valued at $589,710)		588,921

	Total Repurchase Agreements (Cost $2,480,967)		2,480,967

	Investment Company (e) (5.1%)
13,389	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $13,388,793)		13,388,793

	Total Securities held as Collateral on Loaned Securities (Cost $15,869,760)		15,869,760

	Investment Company (f) (7.6%)
19,709	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $19,708,735)		19,708,735

	Total Short-Term Investments (Cost $35,578,495)		35,578,495

	Total Investments (Cost $222,496,518) (g)(i)	97.2%	252,942,883
	Other Assets in Excess of Liabilities	2.8	7,388,968
	Net Assets	100.0%	$260,331,851

ADR	American Depositary Receipt.
CDI	CHESS Depository Interest.
GDR	Global Depositary Receipt.
PPS	Price Protected Share.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entilies that are traded as a single stapled security.
(c)	Consist of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

Securities with total market value equal to $216,207,951 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The value of loaned securities and related collateral outstanding at July 31, 2008 was $14,945,202 and $15,961,380, respectively. The fund received cash collateral of $15,869,730 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $91,650 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)	Securities have been designated as collateral in an amount equal to $119,543,140 in connection with open forward foreign currency contracts and open futures contracts.
(h)

At July 31, 2008, investments in securities of issuers in Japan and United Kingdom represented 20.3% and 17.4% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund

Summary of Investments by Industry Classification                           July 31, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$35,578,495	14.1%
Major Banks	24,318,303	9.6
Integrated Oil	16,743,497	6.6
Pharmaceuticals: Major	10,782,741	4.3
Other Metals/Minerals	9,455,817	3.7
Major Telecommunications	8,366,986	3.3
Industrial Conglomerates	7,968,864	3.2
Electric Utilities	7,404,145	2.9
Motor Vehicles	6,584,068	2.6
Food: Major Diversified	6,311,286	2.5
Regional Banks	5,936,631	2.3
Steel	4,636,537	1.8
Electronic Equipment/Instruments	4,422,592	1.7
Financial Conglomerates	4,093,596	1.6
Real Estate Development	3,991,699	1.6
Telecommunication Equipment	3,462,645	1.4
Wholesale Distributors	3,410,994	1.3
Engineering & Construction	3,397,747	1.3
Food Retail	3,216,287	1.3
Wireless Telecommunications	3,089,886	1.2
Beverages: Alcoholic	3,029,343	1.2
Multi-Line Insurance	2,852,244	1.1
Pharmaceuticals: Other	2,525,615	1.0
Life/Health Insurance	2,494,870	1.0
Chemicals: Specialty	2,493,492	1.0
Household/Personal Care	2,454,465	1.0
Industrial Machinery	2,444,486	1.0
Tobacco	2,432,856	1.0
Gas Distributors	2,360,017	0.9
Investment Banks/Brokers	2,227,168	0.9
Electrical Products	1,970,108	0.8
Property - Casualty Insurers	1,953,770	0.8
Other Consumer Specialties	1,907,349	0.8
Trucks/Construction/Farm Machinery	1,804,658	0.7
Railroads	1,789,630	0.7
Electronics/Appliances	1,772,440	0.7
Chemicals: Agricultural	1,654,758	0.7
Aerospace & Defense	1,598,212	0.6
Apparel/Footwear	1,551,469	0.6
Medical Specialties	1,547,816	0.6
Packaged Software	1,530,625	0.6
Food: Specialty/Candy	1,480,707	0.6
Chemicals: Major Diversified	1,462,686	0.6
Information Technology Services	1,234,219	0.5
Recreational Products	1,167,046	0.5

Construction Materials	1,142,168	0.5
Other Transportation	1,051,910	0.4
Electronic Components	1,023,039	0.4
Department Stores	1,017,337	0.4
Marine Shipping	1,011,449	0.4
Building Products	965,301	0.4
Home Building	944,609	0.4
Apparel/Footwear Retail	918,403	0.4
Auto Parts: O.E.M.	882,027	0.3
Miscellaneous Commercial Services	854,571	0.3
Air Freight/Couriers	834,947	0.3
Metal Fabrications	812,725	0.3
Publishing: Books/Magazines	807,551	0.3
Food: Meat/Fish/Dairy	773,419	0.3
Industrial Specialties	755,739	0.3
Oil Refining/Marketing	751,506	0.3
Pulp & Paper	750,919	0.3
Oil & Gas Production	721,384	0.3
Investment Managers	684,682	0.3
Hotels/Resorts/Cruiselines	676,790	0.3
Water Utilities	668,557	0.3
Real Estate Investment Trusts	626,553	0.2
Electronic Production Equipment	590,205	0.2
Media Conglomerates	556,612	0.2
Semiconductors	553,845	0.2
Oilfield Services/Equipment	499,117	0.2
Restaurants	496,846	0.2
Advertising/Marketing Services	488,129	0.2
Airlines	481,243	0.2
Automotive Aftermarket	469,407	0.2
Casino/Gaming	429,943	0.2
Biotechnology	362,823	0.1
Publishing: Newspapers	355,751	0.1
Cable/Satellite Tv	354,941	0.1
Specialty Insurance	339,287	0.1
Broadcasting	334,962	0.1
Medical/Nursing Services	311,557	0.1
Containers/Packaging	310,758	0.1
Computer Processing Hardware	305,591	0.1
Textiles	258,959	0.1
Commercial Printing/Forms	258,263	0.1
Specialty Stores	249,089	0.1
Electronics/Appliance Stores	222,542	0.1
Discount Stores	206,870	0.1
Miscellaneous Manufacturing	191,982	0.1
Utilities	173,670	0.1
Finance/Rental/Leasing	167,629	0.1
Precious Metals	167,291	0.1
Internet Software/Services	149,748	0.1
Movies/Entertainment	147,745	0.1
Agricultural Commodities/Milling	143,052	0.1
Specialty Telecommunications	139,417	0.1
Contract Drilling	138,221	0.1

Other Consumer Services	134,648	0.1
Office Equipment/Supplies	127,423	0.1
Computer Peripherals	127,152	0.1
Financial Publishing/Services	117,585	0.0
Banking	112,022	0.0
Retail - Specialty	107,836	0.0
Aluminum	95,305	0.0
Beverages: Non-Alcoholic	83,076	0.0
Trucking	81,025	0.0
Personnel Services	78,554	0.0
Investment Trusts/Mutual Funds	78,482	0.0
Medical Distributors	73,320	0.0
Telecommunications	60,017	0.0
Catalog/Specialty Distribution	46,472	0.0
Hospital/Nursing Management	40,802	0.0
Tools/Hardware	40,523	0.0
Home Improvement Chains	38,891	0.0
Financial Services	31,811	0.0
Construction	12,591	0.0
Reit - Retail	11,402	0.0

	$252,942,883	100.0%

FUTURES CONTRACTS OPEN AT JULY 31, 2008:

				Unrealized
Number of	Long/	Description, Delivery,	Underlying Face	Appreciation
Contracts	Short	Month and Year	Amount at Value	(Depreciation)
247	Long	DJ Euro Stoxx 50 September/2008	12,017,221	$413,766
69	Long	TOPIX Index Future March/2008	8,324,002	(751,092)
29	Long	Hang Seng Index August/2008	4,232,946	(9,571)
22	Long	SPI 200 Future September/2008	2,695,194	(211,950)
24	Long	FTSE 100 Index future September/2008	2,571,497	430
30	Long	MSCI Singapore Index Future	1,568,232	15,588
15	Long	CAC40 10 EURO Future August/2008	1,030,082	42,215
4	Long	DAX Index Future September/2008	1,017,798	(84,544)

	Net Unrealized Depreciation.			$(585,158)

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
AUD	5,400,000		$5,100,138	8/1/2008	$15,488
JPY	124,222,672		$1,149,816	9/11/2008	(4,492)
JPY	116,502,755		$1,093,727	9/11/2008	11,155
HKD	89,963,516		$11,540,938	9/11/2008	940
	$52,011,191	HKD	6,673,004	9/11/2008	(1,310)
EUR	28,675,598		$44,186,228	9/11/2008	(440,916)
	$17,040,456	EUR	26,327,675	9/11/2008	191,977
	$16,192,029	EUR	24,923,580	9/11/2008	275,685
	$10,505,944	EUR	16,194,493	9/11/2008	155,656
	$5,444,650	EUR	8,386,394	9/11/2008	86,984
EUR	3,988,901		$6,143,685	9/11/2008	(64,145)
	$3,532,250	HKD	453,201	9/11/2008	(105)
EUR	3,092,724		$4,767,403	9/11/2008	(45,729)
EUR	2,575,527		$3,965,591	9/11/2008	(42,640)
	$2,029,798	AUD	1,898,247	9/11/2008	2,025
GBP	1,246,424		$2,418,373	9/11/2008	(44,207)
	$783,120	GBP	1,550,813	9/11/2008	(3,589)
	$417,273	GBP	810,057	9/11/2008	14,356
	$396,269	CHF	381,733	9/11/2008	(3,259)

Net Unrealized Appreciation .					$103,874

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
CHF	Swiss Franc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008